Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Income Statement [Abstract]
Sales-net of slotting fees and discounts	$ 25,693,913	$ 10,852,682	$ 70,370,967	$ 33,230,666	$ 47,083,740	$ 40,758,605
Costs of sales	19,129,707	8,206,939	57,384,953	24,006,920	35,229,867	28,019,296
Gross profit	6,564,206	2,645,743	12,986,014	9,223,746	11,853,873	12,739,309
Operating expenses:
Research and development	24,432	33,866	92,759	87,843	120,692	110,713
General and administrative	5,041,213	2,610,676	11,965,016	7,697,590	11,650,414	9,150,748
Total operating expenses	5,065,645	2,644,542	12,057,775	7,785,433	11,771,106	9,261,461
Income from operations	1,498,561	1,201	928,239	1,438,313	82,767	3,477,848
Other income (expenses)
Interest	(183,844)	(8,731)	(447,159)	(26,710)	(73,487)	(137,751)
Amortization of debt discount	(3,015)		(9,670)		(2,438)	(17,864)
Other income			2,596	37,704	37,704
Total other income (expenses)	(186,859)	(8,731)	(454,233)	10,994	(38,221)	(155,615)
Net income (loss) before income tax provision and income from equity method investment	1,311,702	(7,530)	474,006	1,449,307	44,546	3,322,233
Income from equity method investment in Chef Inspirational	71,924		90,464
Income tax benefit (provision)	(285,686)	2,075	(106,079)	(391,313)	(296,472)	744,973
Net income (loss)	1,097,940	(5,455)	458,391	1,057,994	(251,926)	4,067,206
Less: Class B preferred dividends	(12,413)		(12,413)
Net income (loss) available to common stockholders	$ 1,085,527	$ (5,455)	$ 445,978	$ 1,057,994
Net income (loss) per common share
– basic	$ 0.03	$ (0.00)	$ 0.01	$ 0.03	$ (0.01)	$ 0.12
– diluted	$ 0.03	$ (0.00)	$ 0.01	$ 0.03	$ (0.01)	$ 0.12
Weighted average common shares outstanding
– basic	36,317,857	35,728,821	36,020,209	35,683,484	35,702,197	33,503,208
– diluted	36,614,635	35,728,821	36,348,534	36,176,949	35,702,197	34,016,581